Long-term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended					0 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended						1 Months Ended				1 Months Ended				12 Months Ended										1 Months Ended
	Apr. 18, 2014	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 18, 2014	Apr. 18, 2014 LIBO Rate [Member]	Apr. 18, 2014 LIBO Rate [Member] Debt Ratio Less Than Or Equal To Three [Member]	Apr. 18, 2014 Base Rate [Member]	Apr. 18, 2014 Base Rate [Member] Debt Ratio Less Than Or Equal To Three [Member]	Apr. 18, 2014 Term A Loan Facility [Member]	Jan. 10, 2014 Letter of Credit [Member]	Jun. 30, 2014 Letter of Credit [Member]	Feb. 03, 2014 Letter of Credit [Member]	Dec. 31, 2013 Letter of Credit [Member]	Feb. 09, 2012 Letter of Credit [Member]	Dec. 04, 2013 9 3/4% Senior Notes [Member]	Mar. 31, 2009 9 3/4% Senior Notes [Member]	Dec. 31, 2013 9 3/4% Senior Notes [Member]	Dec. 31, 2012 9 3/4% Senior Notes [Member]	Mar. 27, 2009 9 3/4% Senior Notes [Member]	Apr. 21, 2014 7 7/8% Senior Subordinated Notes [Member]	Apr. 30, 2010 7 7/8% Senior Subordinated Notes [Member]	Jun. 30, 2014 7 7/8% Senior Subordinated Notes [Member]	Apr. 18, 2014 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 7 7/8% Senior Subordinated Notes [Member]	Apr. 22, 2010 7 7/8% Senior Subordinated Notes [Member]	Feb. 29, 2012 5 7/8% Senior Subordinated Notes [Member]	Jun. 30, 2014 5 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 5 7/8% Senior Subordinated Notes [Member]	Feb. 09, 2012 5 7/8% Senior Subordinated Notes [Member]	Oct. 31, 2012 5% Senior Subordinated Notes [Member]	Jun. 30, 2014 5% Senior Subordinated Notes [Member]	Dec. 31, 2013 5% Senior Subordinated Notes [Member]	Oct. 30, 2012 5% Senior Subordinated Notes [Member]	Dec. 31, 2013 Senior Credit Facility [Member]	Jun. 30, 2014 Senior Credit Facility [Member]	Feb. 09, 2012 Senior Credit Facility [Member]	Feb. 09, 2012 Term Loan A-1 Facility [Member]	Feb. 09, 2012 Term Loan A-2 Facility [Member]	Feb. 09, 2012 Term Loan A-3 Facility [Member]	Feb. 09, 2012 Term Loan B Facility [Member]	Apr. 18, 2014 Incremental Facility [Member]	Feb. 03, 2014 Incremental Facility [Member]	Feb. 09, 2012 Incremental Facility [Member]	Jan. 31, 2014 5 3/8% Senior Notes [Member]	Jun. 30, 2014 5 3/8% Senior Notes [Member]	Jan. 10, 2014 5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on convertible notes							7.875%														9.75%	9.75%			7.875%		7.875%	7.875%		5.875%	5.875%	5.875%		5.00%	5.00%	5.00%												5.375%	5.375%
Aggregate principal amount of debt issued		$ 1,927,867	$ 1,927,867	$ 1,938,802																		$ 350,000				$ 400,000		$ 400,000				$ 500,000	$ 535,000																$ 510,000
Gross proceeds from the issuance of debt			510,000		1,035,000														314,927
Net proceeds from the issuance of debt																			307,489					392,000					489,000				527,100														502,300
Description of Interest computation				360-day year comprised of twelve 30-day months
Redemption percentage of aggregate principal amount of senior notes																			35.00%					35.00%					35.00%				35.00%														35.00%
Additional redeemed percentage of aggregate principal amount																			109.75%					107.875%					105.875%				105.00%														105.375%
Redemption percentage equal to principal amount include aggregate premium																				100.00%				100.00%					100.00%				100.00%														100.00%
Redemption price percentage of the principal amount to be purchased																				101.00%									101.00%				101.00%														101.00%
Principal amount of debt extinguished																		350,000					400,000
Loss (gain) on extinguishment of debt		20,847	26,023	14,345	41,632	677							5,176					14,345					20,847
Non-cash loss on debt extinguishment																		3,962					5,095
Outstanding revolving credit facility														85,000		150,000				0					0
Redemption percentage of issued notes which remain outstanding																								65.00%					65.00%				65.00%														65.00%
Increase in credit Facility				250,000								300,000			400,000		250,000																						100,000	270,000	30,000	100,000	575,000	500,000	500,000	300,000
Additional Senior credit facility				200,000
Senior debt ratio				3.25																																	3.25	3.5
Line of credit facility maximum borrowing capacity available to subsidiaries																																														110,000
Reduced percentage of consolidated excess cash flow to repay outstanding loan two				0.00%
Ratio of indebtedness to net capital minimum								1		1																											1.00
Ratio of indebtedness to net capital one								3.00		3.00																											5.00
Letter of credit outstanding														6,973		6,973
Remaining borrowing capacity under revolving credit facility		$ 308,027	$ 308,027	$ 93,027
Redemption period																																															120 days
Amended and restated date	Apr. 18, 2014
Term A Loan Adjusted Base Rate								2.00%	1.75%	1.00%	0.75%
Revolving credit facility maturity date			Feb. 02, 2019